UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2003

Check here if Amendment [  ];        Amendment Number:
                                                      -------

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:  3060 PEACHTREE ROAD, NW SUITE 1555
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          ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MICHAEL MCCARTHY
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Title:  PRINCIPAL
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Phone:  404-842-9600
        ----------------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL MCCARTHY      ALANTA, GA 30066        AUGUST 11, 2003
--------------------    --------------------     --------------------
    [Signature]            [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:      Shapiro Capital Management 3/31/2003

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:          $1,133,629  (thousands)
                                                 ----------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]



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
                                                                       FORM 13F

                                                                   (SEC USE ONLY)
Page 1 of 2                               Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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
                                                                                                                      FORM 13F
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Instinet Group Incorporated           Common      457750107   $71,071,670  15,218,773 a                             a
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Hanover Compressor Co.                Common      410768105   $68,593,757   6,070,244 a                             a
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Cincinnati Bell Inc.                  Common      171871106   $67,384,359  10,057,367 a                             a
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Chiquita Brands International         Common      170032809   $66,875,450   4,612,100 a                             a
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US Cellular                           Common      911684108   $62,087,820   2,439,600 a                             a
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Sybron Dental Specialties             Common      871142105   $61,879,082   2,621,995 a                             a
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Earthlink Inc.                        Common      270321102   $61,150,620   7,662,985 a                             a
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Walter Industries, Inc.               Common      93317Q105   $59,525,994   5,066,042 a                             a
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Tom Brown Inc.                        Common      115660201   $57,146,772   2,056,379 a                             a
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PerkinElmer, Inc.                     Common      714046109   $49,502,636   3,584,550 a                             a
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Apogent Technologies                  Common      03760a101   $49,033,000   2,451,650 a                             a
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Primedia, Inc.                        Common      74157K101   $47,856,867  15,690,776 a                             a
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Scientific-Atlanta, Inc.              Common      808655104   $47,035,915   1,972,983 a                             a
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Duane Reade Inc.                      Common      263578106   $45,087,063   3,056,750 a                             a
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Encore Acquisition Company            Common      29255w100   $39,802,318   2,078,450 a                             a
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Beckman Coulter Inc.                  Common      075811109   $38,301,168     942,450 a                             a
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Viasys Healthcare                     Common      92553Q209   $35,508,159   1,715,370 a                             a
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Playtex Products, Inc.                Common      72813P100   $33,177,353   5,167,812 a                             a
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CNA Surety Corporation                Common      12612L108   $30,546,682   3,101,186 a                             a
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Gartner, Inc. CL B               Cl B Common      366651206   $26,375,475   3,516,730 a                             a
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Adolph Coors Class B             Cl B Common      217016104   $24,530,409     500,825 a                             a
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R.H. Donnelley Corp                   Common      74955w307   $19,905,873     545,815 a                             a
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               SubTotal Page 1                             $1,062,378,440 100,130,832
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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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Wabtec Corporation                    Common      929740108  $19,124,261   1,374,857  a                             a
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Gartner, Inc.                    Cl A Common      366651107  $17,857,722   2,355,900  a                             a
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iShares Russell 2000                  Common      464287655  $11,112,500     125,000  a                             a
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AOL Time Warner                       Common      00184a105   $5,213,160     324,000  a                             a
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SPDR Trust Series 1                   Common      78462F103   $5,008,419      51,300  a                             a
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AT&T Wireless Services Inc.           Common      00209A106   $2,879,658     350,750  a                             a
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Telephone and Data Systems            Common      879433100   $2,137,100      43,000  a                             a
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OGE Energy Corp.                      Common      670837103   $2,010,383      94,075  a                             a
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Motorolla Inc Com                     Common      620076109   $1,320,200     140,000  a                             a
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Bull Run Corporation                  Common      120182209     $987,846     300,257  a                             a
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Primedia Preferred 10% Series D    Preferred      74157K606     $960,000      10,000  a                             a
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Rayovac Corporation                   Common      755081106     $663,040      51,200  a                             a
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Liberty Media Corp-A             Cl A Common      530718105     $547,771      47,385  a                             a
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Tredegar Corporation                  Common      894650100     $503,664      33,600  a                             a
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American Annuity                   Preferred      023833205     $391,068      15,300  a                             a
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Cincinnati Bell 6.75% Series B     Preferred      171871403     $326,800       8,000  a                             a
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Host Marriott 6.75%                Preferred      441079407     $207,500       5,000  a                             a
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               SubTotal Page 2                               $71,251,090   5,329,624
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                 Grand Total                              $1,133,629,530 105,460,456
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



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